Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

9. Share-Based Compensation

Leju Plan

In November 2013, the Company adopted a share incentive plan ("Leju Plan"), which allows the Company to offer a variety of share‑based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and shall be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under Leju plan was automatically increased by 7,553,422 ordinary shares. Options have a ten-year life.

Share Options:

During 2016, there were no options granted under Leju Plan.

During 2017, the Company granted 2,135,000 options to purchase its ordinary shares to certain of the Group's employees and E-House's employees at an exercise price of $3.24 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

During 2018, the Company granted 5,968,000 options to purchase its ordinary shares to certain of the Group's employees and E-House's employees at an exercise price from $1.41 to $1.55 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	2017	2018
Risk-free rate of return	2.61%	2.96%
Contractual life of option	10 years	10 years
Estimated volatility rate	65.64%	66.34%
Dividend yield	1.00%	1.00%

A summary of option activities under the Leju Plan during the year ended December 31, 2018 is presented below:

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2018	8,818,877	4.69	7.07
Granted	5,968,000	1.43
Exercised	—	—		—
Forfeited	(1,010,834)	3.81
Outstanding, as of December 31, 2018	13,776,043	3.34	7.46
Vested and expected to vest as of December 31, 2018	13,037,961	3.43	7.36	—
Exercisable as of December 31, 2018	6,987,488	4.89	5.74	—

The fair value of the options granted in 2017 was $1.75 per share. The weighted average grant-date fair value of the options granted in 2018 was $0.75 per share. For the year ended December 31, 2016, 2017 and 2018, the Company recorded compensation expenses of $5,576,034,  $2,674,454 and $4,010,147 for the share options granted to the Group's employees and recorded deemed distribution to E-House of $883,286,  $78,245 and nil for the share options granted to E-House's employees, respectively. During the years ended December 31,2016, 2017 and 2018, 66,424,  nil and nil options were exercised having a total intrinsic value of $43,253,  nil and nil, respectively.

As of December 31, 2018, there was $4,537,362 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 2.07 years.

Restricted Shares:

Restricted shares are restricted from voting or receiving dividends until the shares are vested based on the stipulated service periods as set out in the award agreements.

There were no restricted shares granted under Leju Plan in 2016, 2017 and 2018.

The total grant date fair value of restricted shares vested in 2016, 2017 and 2018 was $3,737,772,  $2,948,837 and nil, respectively.

For the years ended December 31, 2016, 2017 and 2018, the Company recorded compensation expenses of $3,248,658, $666,723 and nil for the restricted shares granted to the Group's employees and recorded deemed distribution to E-House of $34,594,  nil and nil for the share options granted to E-House's employees, respectively.

As of December 31, 2017 and 2018, there were no unvested restricted shares under the Leju Plan. As such, there were no unrecognized compensation expenses in relation to these shares. There were no outstanding and exercisable restricted shares as of December 31, 2017 and 2018.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited ("Omnigold"), adopted a share incentive plan ("Omnigold Plan"), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

There were no options granted under Omnigold Plan in 2016, 2017 and 2018.

A summary of option activities under the Omnigold Plan during the year ended December 31, 2018 is presented below:

				Aggregate
			Remaining	Intrinsic
	Number of		Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2018	2,055,000	1.50	7.61
Granted	—
Exercised	—			—
Forfeited	(1,120,000)	1.50
Outstanding, as of December 31, 2018	935,000	1.50	6.61
Vested and expected to vest as of December 31, 2018	935,000	1.50	6.61	—
Exercisable as of December 31, 2018	935,000	1.50	6.61	—

For the years ended December 31,2016, 2017 and 2018, the Company recorded compensation expenses of $226,951, $183,687 and $48,215, respectively.

There were no options exercised during the years ended December 31,2016, 2017 and 2018.

As of December 31, 2018, there was no unrecognized compensation expense given that all share options granted under the Omnigold Plan had been vested.

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, E-House Holdings adopted the E-House Plan, which allows E-House Holdings to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to E-house. Under the E-House Plan, E-House Holdings authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, E-House Holdings authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, E-House Holdings further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

On August 2016, following the delisting of E-House Holdings, all the outstanding options and restricted shares of E-House Plan were immediately exercised. Accordingly, any previously unrecognized compensation costs were recognized immediately.

The share-based compensation expense under E-House Plan allocated to the Group were $1,254,915,  nil and nil for the years ended December 31, 2016, 2017 and, 2018, respectively.

Other Equity Compensation

In September 2014, the Group acquired non-controlling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period. $1,603,805,  nil and nil stock compensation expense was recognized during the years ended  December 31, 2016, 2017 and 2018, respectively. As of December 31, 2016, 2017 and 2018, there were no unrecognized compensation expense since the required service period was expired and all the compensation cost had been fully recognized.